Advances to suppliers, net - Additional information (Details)			1 Months Ended		12 Months Ended
	Jan. 25, 2022 USD ($)	Apr. 01, 2016 item	Jun. 30, 2021	Apr. 30, 2019	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Oct. 01, 2020 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)
Share-based Goods and Nonemployee Services Transaction [Line Items]
Advances to suppliers					$ 66,718,632	$ 23,350,467	$ 24,074,122	$ 13,994,091
Frame work Agreement			3 years	3 years
Allowance for doubtful accounts					8,094	119,199		$ 0	$ 0
Allowance for doubtful debts relating to advances to suppliers					$ 0	$ 723,655
Two suppliers
Share-based Goods and Nonemployee Services Transaction [Line Items]
Advances to suppliers	$ 35,400,000
Percentage of advances to suppliers utilized	53.10%
Percentage of advances to suppliers on each purchase order	30.00%
Number of suppliers | item		2